Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current Assets	$ 2,790	$ 2,631
Cash and cash equivalents	892	1,112
Restricted cash	35	35
Receivables	496	351
Trade	104	46
Recoverable taxes, rebates, levies and duties	247	170
Other	145	135
Inventories	1,165	959
Materials on the leach pad	128	98
Deferred taxation assets	74	75
Assets held for sale	0	1
Property, plant and equipment, net	7,235	6,123
Acquired properties, net	748	779
Goodwill	193	182
Other intangibles, net	112	31
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other Assets, Noncurrent	1,360	1,001
Deferred taxation assets	39	14
Total assets	13,102	11,185
LIABILITIES AND EQUITY
Current liabilities	1,959	919
Trade accounts payable	590	473
Payroll and related benefits	215	186
Other current liabilities	202	120
Short-term debt	271	30
Short-term debt at fair value	588	2
Tax payable	93	108
Other non-current liabilities	379	63
Long-term debt	2,750	1,715
Long-term debt at fair value	0	758
Derivatives	10	93
Deferred taxation liabilities	1,157	1,242
Provision for environmental rehabilitation	758	653
Provision for labor, civil, compensation claims and settlements	32	35
Provision for pension and other post-retirement medical benefits	209	185
Commitments and Contingencies
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,848	5,522
Common stock
Share capital - 600,000,000 (2011 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 383,166,205 (2011 - 381,915,437). E ordinary shares issued 2012 - 700,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income	(928)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	22	140
Total liabilities and equity	$ 13,102	$ 11,185